ORGANIZATION AND PRINCIPAL ACTIVITIES (Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY (¥)	Dec. 31, 2007	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016	Dec. 31, 2010 CNY (¥)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CNY (¥)	Apr. 13, 2005
Ossen Jiujiang [Member]
Entity Information [Line Items]
Paid-in capital		$ 26,048,509					¥ 183,271,074	$ 6,048,509	¥ 50,000,000
Increase to paid-in capital		$ 20,000,000	¥ 133,271,074
Ossen Asia [Member]
Entity Information [Line Items]
Paid-in capital	$ 0
Ossen Asia [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Ownership percentage transferred				41.70%
Joint venture, ownership percentage										33.30%
Topchina [Member]
Entity Information [Line Items]
Paid-in capital	$ 0
Topchina [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Joint venture, ownership percentage	79.54%				79.54%	79.54%
Ossen Shanghai [Member]
Entity Information [Line Items]
Payments to acquire assets	$ 2,900,000
Ossen Shanghai [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Consideration received	$ 2,900,000
Joint venture, ownership percentage										66.70%
Ossen Materials [Member]
Entity Information [Line Items]
Ownership percentage	81.00%				81.00%
Noncontrolling owners, ownership percentage	19.00%				19.00%
Paid-in capital | ¥					¥ 75,000,000
Ossen Materials [Member] | Ossen Jiujiang [Member]
Entity Information [Line Items]
Joint venture, ownership percentage	20.46%				20.46%	20.46%